3. CASH AND CASH EQUIVALENTS (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details Narrative
Cash at bank and in hand	$ 22,785,658	$ 33,517,096